UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: P.O. Box 6919

         Moraga, CA  94570

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     January 9, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $ 1,130,781


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
             Item 1                  Item 2          Item 3        Item 4          Item 5      Item 6       Item 7     Item 8
                                                                                             Investment                Voting
         Name of Issuer          Title of Class       CUSIP     Market Value       Shares     Descetion    Manager    Authority
         --------------          --------------      ------     ------------      -------     ---------    -------    ---------
Abbott Labs                      Common Stock     002824100    $  17,899,095      321,060       Sole          1         Sole

ABN Amro                         Common Stock     000937102    $     390,720       24,000       Sole          1         Sole

ADC Telecommunications           Common Stock     000886101    $       5,644        1,227       Sole          1         Sole

Agilent                          Common Stock     00846U101    $  15,011,342      526,529       Sole          1         Sole

Albertsons                       Common Stock     013104104    $  14,942,005      474,500       Sole          1         Sole

Allstate                         Common Stock     020002101    $  18,083,420      536,600       Sole          1         Sole

American Home Products           Common Stock     026609107    $  39,942,292      650,950       Sole          1         Sole

American International Group     Common Stock     026874107    $   1,591,236       20,041       Sole          1         Sole

Amgen                            Common Stock     031162100    $       4,233           75       Sole          1         Sole

Applied Materials                Common Stock     038222105    $      18,205          454       Sole          1         Sole

AT& T Corp.                      Common Stock     001957109    $   3,010,787      165,975       Sole          1         Sole

Bankamerica Corp.                Common Stock     066050105    $  43,326,126      688,263       Sole          1         Sole

Bellsouth Corp.                  Common Stock     079860102    $  14,295,187      374,710       Sole          1         Sole

Berkshire Hathaway               Common Stock     084670108    $      75,600            1       Sole          1         Sole

Boeing Co.                       Common Stock     097023105    $  31,681,709      816,960       Sole          1         Sole

BP Amoco                         Common Stock     055622104    $  11,967,395      257,308       Sole          1         Sole

Bristol-Myers Squibb             Common Stock     110122108    $  44,261,880      867,880       Sole          1         Sole

Broadcom Corp.                   Common Stock     111320107    $       4,876          119       Sole          1         Sole

Caterpillar Inc.                 Common Stock     149123101    $  17,524,650      335,400       Sole          1         Sole

Charles Schwab Corp.             Common Stock     808513105    $      20,497        1,325       Sole          1         Sole

ChevronTexaco                    Common Stock     166764100    $  23,308,816      260,114       Sole          1         Sole

Cisco Systems                    Common Stock     17275R102    $       3,984          220       Sole          1         Sole

Citigroup                        Common Stock     172967101    $  14,145,404      280,218       Sole          1         Sole

Coca-Cola Co.                    Common Stock     191216100    $   2,378,717       50,450       Sole          1         Sole

Comverse Technology              Common Stock     205862402    $      13,422          600       Sole          1         Sole

Corning                          Common Stock     219350105    $      13,380        1,500       Sole          1         Sole

Dell Computer                    Common Stock     247025109    $  53,590,806    1,971,700       Sole          1         Sole

Disney Co. (Walt)                Common Stock     254687106    $     809,530       39,070       Sole          1         Sole

Dow Chemical                     Common Stock     260543103    $  15,771,206      466,880       Sole          1         Sole

Du Pont de Nemours & Co.         Common Stock     263534109    $  13,756,236      323,600       Sole          1         Sole

Duke Energy                      Common Stock     264399106    $  51,639,974    1,315,333       Sole          1         Sole

Dura Automotive Systems          Common Stock     265903104    $     320,100       29,100       Sole          1         Sole

EMC Corp.                        Common Stock     268648102    $      14,582        1,085       Sole          1         Sole

ExxonMobil Corp.                 Common Stock     30231G102    $  29,200,332      743,011       Sole          1         Sole

Federal Natl. Mtge. Assn.        Common Stock     313586109    $  36,996,915      465,370       Sole          1         Sole

Ford Motor Co.                   Common Stock     345370100    $  22,766,364    1,448,242       Sole          1         Sole

Freddie Mac                      Common Stock     313400301    $      22,890          350       Sole          1         Sole

General Electric Co.             Common Stock     369604103    $  21,879,191      545,888       Sole          1         Sole

General Motors Corp.             Common Stock     370442105    $  44,105,472      907,520       Sole          1         Sole

Grubb & Ellis                    Common Stock     400095204    $     129,800       44,000       Sole          1         Sole

Hewlett Packard Co.              Common Stock     428236103    $  20,339,735      990,250       Sole          1         Sole

Home Depot Inc.                  Common Stock     437076102    $   2,719,470       53,313       Sole          1         Sole

Intel Corp.                      Common Stock     458140100    $  25,510,982      811,160       Sole          1         Sole

International Business Machines  Common Stock     459200101    $  44,585,856      368,600       Sole          1         Sole

Intl. Aviation Support Group     Common Stock     458865201    $       7,200        8,000       Sole          1         Sole

JDS Uniphase Corp.               Common Stock     46612J101    $       2,392          274       Sole          1         Sole

Johnson & Johnson                Common Stock     478160104    $  17,287,341      292,510       Sole          1         Sole

Jones Lang LaSalle               Common Stock     48020Q107    $     424,175       23,500       Sole          1         Sole

KLM Royal Dutch Airlines         Common Stock     482516309    $     601,644       54,300       Sole          1         Sole

Manpower                         Common Stock     56418H100    $     293,277        8,700       Sole          1         Sole

McDonalds Corp.                  Common Stock     580135101    $  32,576,629    1,230,700       Sole          1         Sole

Media Arts Group                 Common Stock     58439C102    $     807,883      307,180       Sole          1         Sole

Merck & Co.                      Common Stock     589331107    $  36,353,688      618,260       Sole          1         Sole

Merrill Lynch                    Common Stock     590188101    $  21,890,400      420,000       Sole          1         Sole

Microsoft Corp.                  Common Stock     594918104    $   4,887,925       73,780       Sole          1         Sole

Midwest Express Holdings         Common Stock     597911106    $     941,992       64,520       Sole          1         Sole

Minnesota Mining & Mfg.          Common Stock     604059105    $  11,378,895       96,260       Sole          1         Sole

Network Appliance                Common Stock     64120L104    $      16,883          772       Sole          1         Sole

Oracle Corporation               Common Stock     68389X105    $      12,028          871       Sole          1         Sole

Paychex                          Common Stock     704326107    $       5,010          143       Sole          1         Sole

Pepsico                          Common Stock     713448108    $   1,799,582       36,960       Sole          1         Sole

Pfizer                           Common Stock     717081103    $       3,745           94       Sole          1         Sole

Pfizer Inc.                      Common Stock     717081103    $   4,530,148      113,680       Sole          1         Sole

PNC Bank                         Common Stock     693475105    $  24,924,700      443,500       Sole          1         Sole

Proctor & Gamble Co.             Common Stock     742718109    $  18,959,548      239,600       Sole          1         Sole

Qualcomm                         Common Stock     747525103    $       8,837          175       Sole          1         Sole

Remedy Temp- A                   Common Stock     759549108    $     178,000       12,500       Sole          1         Sole

Rush Enterprises                 Common Stock     781846100    $     264,921       37,900       Sole          1         Sole

Safeway                          Common Stock     786514208    $      18,787          450       Sole          1         Sole

Sara Lee Corp.                   Common Stock     803111103    $  40,276,314    1,811,800       Sole          1         Sole

SBC Communications               Common Stock     78387G103    $  15,798,945      403,343       Sole          1         Sole

Sears Roebuck & Co.              Common Stock     812387108    $  38,340,672      804,800       Sole          1         Sole

ShopKo Stores                    Common Stock     824911101    $     646,000       68,000       Sole          1         Sole

Staff Leasing                    Common Stock     852381102    $     236,220       93,000       Sole          1         Sole

Sun Microsystems                 Common Stock     866810104    $      17,424        1,412       Sole          1         Sole

Tellabs                          Common Stock     879664100    $     329,120       22,000       Sole          1         Sole

Texas Instruments                Common Stock     882508104    $  29,863,540    1,066,555       Sole          1         Sole

Trammel Crow                     Common Stock     89288R106    $     352,170       30,100       Sole          1         Sole

Verizon                          Common Stock     92343V104    $  37,721,635      794,809       Sole          1         Sole

Wachovia Corp.                   Common Stock     929903102    $  42,596,288    1,358,300       Sole          1         Sole

Wal-Mart Stores                  Common Stock     931142103    $   3,067,415       53,300       Sole          1         Sole

Washington Mutual                Common Stock     939322103    $  45,256,800    1,384,000       Sole          1         Sole

Worldcom                         Common Stock     98157D106    $      18,332        1,302       Sole          1         Sole

Worldcom Inc. MCI Group          Common Stock     98157D304    $         533           42       Sole          1         Sole

Yahoo!                           Common Stock     984332106    $       4,186          236       Sole          1         Sole
